Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components Loss Before Taxes

The components of loss before taxes for the year ended December 31, 2021, 2020 and 2019 consisted of the following:

	For the Year Ended December 31,
	2021	2020	2019
United Kingdom	$(447,808)	$(83,049)	$(28,289)
United States	(73,789)	(177,582)	(139,950)
Foreign Other	326,159	74,718	41,578
Loss from operations before taxes	$(195,438)	$(185,913)	$(126,661)

Schedule of Income Tax Benefit	The income tax benefit consists of the following:

	For the Year Ended December 31,
	2021	2020	2019
Current:
United Kingdom	$(4,364)	$(1,041)	$(1,363)
United States	(25,926)	(16,698)	(2,189)
Foreign Other	42,173	19,682	14,445
Total	11,883	1,943	10,893

Deferred:
United Kingdom	(90,345)	(3,664)	(9,659)
United States	4,468	(42,911)	(4,904)
Foreign Other	(11,116)	(14,567)	(12,854)
Total	(96,993)	(61,142)	(27,417)
Income tax benefit	$(85,110)	$(59,199)	$(16,524)

Schedule of Effective Income Tax Rate	The reconciliation of the statutory income tax rate to the Company’s effective income tax rate is as follows:

	For the Year Ended December 31,
	2021	2020	2019
United Kingdom corporate tax rate	19.0%	19.0%	19.0%
Changes in respect of prior periods	8.2%	11.1%	14.2%
Rate change	1.8%	(5.7)%	—
Expenses not deductible for tax purposes	(9.4)%	—	(3.3)%
Gains and losses not subject to income tax	0.6%	—	1.6%
Movement in deferred tax not recognized	1.4%	(2.5)%	(26.7)%
Tax losses not recognized	—	0.5%	(6.0)%
Foreign income taxed at different rates	21.3%	6.8%	13.4%
Other	0.6%	2.6%	0.8%
Effective tax rate	43.5%	31.8%	13.0%

Schedule of Beginning and Ending of Gross Unrecognized Tax Positions

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for uncertain tax positions is as follows:

	For the Year Ended December 31,
	2021	2020	2019
Beginning unrecognized tax benefits	$18,784	$24,593	$25,660
Increases related to prior year tax positions	4,451	1,956	651
Decreases related to prior year tax positions	(3,912)	(8,034)	(1,036)
Increases related to current year tax provisions	589	286	921
Decreases related to current year tax positions	(1,013)	(17)	(143)
Decreases related to settlement with tax authorities	(2,155)	—	(1,460)
Closing unrecognized tax benefits	$16,744	$18,784	$24,593

Schedule of Deferred Tax Assets and Liabilities

The principal components of deferred tax were as follows:

	For the Year Ended December 31,
	2021	2020
Deferred tax assets:
Property and equipment	$9,043	$9,296
Intangible assets	50,634	42,379
Carry forward tax losses	129,994	105,648
Excess interest carry forward	77,049	55,015
Accrued and unpaid expenses	13,094	16,694
Financial instruments	14,943	10,495
Other	9,298	16,766
Total deferred tax assets	304,055	256,293
Valuation allowance	(51,976)	(57,043)
Net deferred tax assets	252,079	199,250
Deferred tax liabilities:
Property and equipment	(1,857)	(2,246)
Intangible assets	(287,278)	(294,489)
Other	(5,904)	(7,365)
Total deferred tax liabilities	(295,039)	(304,100)
Net deferred tax liabilities	$(42,960)	$(104,850)